FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-08763

MH Elite Portfolio of Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  800-318-7969

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Annual Report

December 31, 2018

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Past Performance is no guarantee of future results.  The Fund’s average annual total return assumes reinvestment of all dividends and capital gain distributions.  Investment return and principal value will fluctuate so that, when redeemed, an investor’s shares may be worth more or less than their original cost.

MH Elite Portfolio of Funds Trust 43 Highlander Drive Scotch Plains, New Jersey 07076 1-800-318-7969 www.mhelite.com

Dear Fellow Shareholder:

We are pleased to present our combined 2018 annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds.

In 2018, the ride down Wall Street was uncomfortable and even jarring at times, reaching new highs and lows. The U.S. economy started the year on cruise control as investors were buckled into one of the longest running bull markets in history. The Dow and S&P 500 Index both reached new highs early in January on the heels of the Tax Cuts and Jobs Act, designed to reignite growth in the U.S. GDP by overhauling the tax code which reduced the corporate tax rate from 35% to 21%.

The S&P 500 Index lost more than 10% in 10 days in February, putting the index in official correction territory and perhaps a wakeup call that bull markets don’t last forever as investors became weary of rising interest rates and the potential impact of tariffs on global growth. Trade wars are generally bad for the economy and the stock market because they reduce global growth, increase inflation and harm confidence. With the unemployment rate falling below 4% and despite a revolving door of personnel in Washington along with increased tensions with China, the U.S. stock market, led by small cap stocks, reasserted itself to end the first half of 2018 in positive territory.

Enjoying the ride, investors were rewarded but perhaps too complacent as the U.S. stock market, flirting with all-time highs, forged ahead in the third quarter. Investors shrugged off cracks in emerging markets, rising interest rates, the on again off again trade spat with China and the legal troubles surrounding many key political personnel.  Led by the uncertainty heading into the midterm elections, all was not well as we entered the fourth quarter as investors hate uncertainty and controversy. Markets started to slide off the road to prosperity amid increased trade tensions with China, additional interest rate hikes, large hedge funds liquidating their portfolios, disappointing earnings and guidance from Amazon as its shares tumbled 20% in October, a sharp decline in commodity prices and the partial government shutdown.

Despite the uncertainty surrounding midterm elections and regardless of the outcome, the stock market generally performs particularly well in the 12 months following the election. Since 1946 there have been 18 midterm elections and stocks were higher 12 months after every single one with an average gain of 17% in the following year. This coincides with the third year of a presidential term which is historically the strongest year for stocks and, in contrast, to the second year of the presidential cycle which is typically the worst for stocks.

The stock market ended up in a ditch in December. While volatility is a normal component of investing it can wreak havoc on the stock market. Markets and investors cooled as worries persisted over the trade war with China, plunging tech stocks, a surging federal deficit and the reality that bull markets have setbacks. Furthermore, the Federal Reserve raised rates for the fourth time increasing the possibility of an inverted yield curve. An inverted yield curve may be a signal of a pending recession in the not so distant future. Each of the past seven recessions had been preceded by an inverted yield curve. Normally shorter maturity bonds have a lower yield than longer maturity bonds. The yield curve inverts when short term rates are higher than long term rates and discourages banks from lending, which in turn, will dampen economic growth. The S&P 500 Index recorded its worst December since the Great Depression and marked only the sixth time a correction of 20% or more has occurred since 1975. This was also the first losing year for the U.S. stock market since 2008.

MH Elite Small Cap Fund of Funds was down 10.6%, outperforming the loss of 12.7% for the Morningstar Small Blend category and the Russell 2000 Index of small cap stocks negative return of 11% in 2018. The Funds’ loss was the result of the broad market slide in December. Thru November, the Fund had a positive return for the year. In a repeat of 2017, small cap value funds significantly underperformed small cap growth funds. According to Morningstar, the small value category lost on average 15.5% while small cap growth funds were down 5.8% on average. We will maintain our focus on building a diversified portfolio of funds representing the full spectrum of investment choices within the small cap sector including both value oriented and growth focused funds. While growth investing has been a clear winner, in terms of recent performance, we are not performance chasers and will continue to build a balanced portfolio.

We made a number of significant changes to the portfolio in May and September and then again in December when we chose to harvest losses for tax purposes. When it became apparent the stock market was going to turn negative for the year we elected to make a number of changes that would help to minimize our capital gain distribution and, ultimately, reduce the potential tax liability to our shareholders.

In May, we replaced Brown Advisory Small Cap Growth, Fidelity Small Cap Value, PNC Multi Factor Small Cap Core and Mairs and Power Small Cap with Columbia Small Cap Index, Wasatch Small Cap Value and AMG Managers Cadence Emerging Companies. In September, we added Osterweis Emerging Opportunity, Alger Small Cap Focus, ProFunds Small Cap Value, MFS New Discovery Value. Federated MDT Small Cap Core and Fuller & Thaler Behavioral Small Cap Equity while liquidating our positons in Fidelity Small Cap Discovery, Nuveen Small Cap Value and Tributary Small Company.

The stock market collapse in December lead to a number of funds being sold for a loss that were recently purchased to avoid and offset year-end capital gain distributions. This included AMG Managers Cadence Emerging Companies, Profunds Small Cap Value, Harbor Small Cap Value, Federated MDT Small Cap Core, Fuller & Thaler Behavioral Small Cap Equity, Osterweiss Emerging Opportunity and MFS New Discovery Value. A number of these funds may be repurchased in 2019 after satisfying the 30 day wash sale rule.

Our small cap growth holdings that had positive returns in 2018 were Virtus KAR Small Cap Growth (9.1%) and T. Rowe Price New Horizons (4.0%). Detractors to our performance included Vanguard Small Cap Value Index (-12.2%) and Westwood Small Cap Value (-14.2%). Funds from Fidelity, Harbor, PNC, Mairs and Power and Nuveen were sold due to their performance or lack thereof.

MH Elite Fund of Funds lost 8.1% in 2018 versus the -4.8% return of the Russell 1000 Index. The Fund’s performance was more in line with the average annual returns of the Morningstar Mid and Large Cap Fund Categories with a range of losses between 2.1% and 12.9%. Representing a diversified blend of mid and large cap value and growth funds, our return outperformed the average annual return of the Large Cap Value, Mid Cap Blend and Mid Cap Value categories while lagging the performances of the Large Blend, Mid Cap Growth and Large Cap Growth Categories. In a repeat of 2017, growth funds, with an emphasis in technology and healthcare stocks, outperformed value oriented funds. As we invest in both value and growth investment styles it is expected that our returns would reflect the disparity in fund returns and, naturally, represent more of an average of the two investing styles.

Changes to the portfolio included replacing Lazard US Equity Concentrated, Vanguard Consumer Staples Index, J Hancock Disciplined Value Mid Cap and LSV Value Equity with T

Rowe Price Blue Chip Growth, Thrivent Mid Cap Stock, Gotham Index Plus, Dodge & Cox Stock, O’Shaughnessy Market Leaders Value and Nuveen Large Cap Select. In December we sold a number of holdings as part of our strategy to harvest losses to reduce our year end capital gain distribution. We replaced Fidelity Select Biotechnology with Fidelity Select Medical and Tech & Devices and sold Vanguard US value to purchase Principal Blue Chip. Other funds sold to generate losses were Nuveen Large Cap Select, O’Shaughnessy Market Leaders Value, Parnassus Endeavor and Thrivent Mid Cap Stock. While most of our holdings performed in line with their respective fund categories we had one standout in Akre Focus, our largest position and best performer, with a gain of 5.5%.

MH Elite Select Portfolio of Funds ended the year down 15.5% as international and emerging market funds suffered once again from a stronger dollar, escalating trade tariffs and rising U.S. interest rates. European stocks were down, on average, by 15% led by a debt crisis in Italy and losses of 22% and 25% in Germany and Ireland respectively. Emerging markets got hammered in China, Turkey, Brazil and South Africa.

Changes to the portfolio included selling Aberdeen Global Infrastructure as it was merged into Aberdeen Global Infrastructure. In August we sold Matthews Asia Dividend, Matthews Emerging Asia, Fidelity Total Emerging Markets and FMI International Fund. Additions to the portfolio were Brown Capital Management International Small Co., DFA International Core Equity, T Rowe Price Emerging Markets Stock, Vanguard International Growth, Matthews Asia Innovators and Hennessy Japan Small Cap. Turnover in management at Third Avenue resulted in replacing Third Avenue Real Estate Value with MFS Global Real Estate. Noticeable losses with Oakmark International (-23%) and Vanguard Energy Index (-20%) led to their removal from the portfolio in December. Tax loss harvesting resulted in selling Vanguard International Growth, DFA International Core Equity and Brown Capital International Small Co. with an eye towards repurchasing these funds in 2019.

Funds that kept their losses to a minimum were Lazard Global Infrastructure (-3.7%), Vanguard Global Minimum Volatility (-1.7%) and Cohen & Steers Real Estate Securities (-4.3%). Our biggest detractors to performance were Vanguard Materials Index (-17.4%), Fidelity Select Chemical Portfolio  (-22.2%) and Baron Emerging Market (-18.7%).

The fund has a target allocation of investing approx. 50% in Foreign Develop Markets, 20% in Emerging Market funds, 13% in Natural Resources/Commodities, 7% in the Real Estate sector and 10% in other alternative strategies and cash.

MH Elite Income Fund of Funds underperformed the Barclay’s Bond Index with a loss of 3.2% versus a flat return for the Index. The disparity was due to the stock market correction in the fourth quarter and its impact on a number of our holdings that generate their income from stock dividends. Bonds were negatively impacted by the four rate hikes from the Federal Reserve. As interest rates rise bond prices fall. In a rising interest rate environment the total return of a bond fund may actually be less than its yield. Additionally, high yield bonds are more susceptible to stock market volatility. Weakness in emerging market bonds also contributed to our underperformance. Funds that reduced our overall performance were Fidelity New Markets (-7.8%), Goldman Sachs Emerging Market Debt (-7.6%), Fidelity Capital and Income (-5.8%) and Vanguard High Dividend Yield (-6%). Our best performing holdings that generated positive returns were Vanguard Utilities Index (4.5%), Pimco Foreign Bond (2.6%), DoubleLine Total Return (1.8%) and Frost Total Return (1.2%).

Changes to the portfolio included selling Forward Select Income, replacing Nuveen Symphony Floating Rate Income with Oppenheimer Senior Floating Rate and replacing Vanguard Core Bond with Lord Abbett Bond Debenture. We also liquidated our positions in Lord Abbett High Yield and Cohen & Steers Preferred Securities. They were replaced with Artisan High Income, AlphaCentric Income Opportunities and Fidelity Strategic Dividend and Income.

Currently 40% of the portfolio is invested in traditional bond funds with an emphasis on short, intermediate term and multisector bond funds. We diversify the portfolio by allocating 8% to High

Yield Bond Funds, 7% to Floating Rate/Bank Loan Funds, 7% to Emerging Market Bond Funds, 10% to World Bond Funds, 25% to alternative income strategies of investing in Utilities, Convertible Securities and funds that generate income from stock dividends and 3% to cash.

The fund has succeeded in providing a stable alternative to our other three equity funds. Shareholders now have the option to reduce their risk exposure to stocks and create a more balanced investment approach, all within the MH Elite Family of Funds.

The importance of diversification and asset allocation cannot be stressed enough and is worth repeating. Investing can be very precarious. A diversified portfolio helps to ensure that losses in one sector or asset class won’t sink you overall portfolio. Stock market losses are inevitable, but fortunately, they are typically not long lasting if investors maintain a diversified portfolio. Every downturn in the market is followed with a recovery period. Despite all the excuses to not be in the market, investors and savers who stay invested are eventually rewarded for their patience and their ability to tune out the noise and let the stock market do its thing, which is to grow in value over time, an investor’s best safeguard to financial success.

To our loyal shareholders, we appreciate and thank you for the trust you have placed in our management and we would like to extend a special welcome to all new shareholders. For more information on our investing strategies and updates to fund holdings please visit our website, www.mhelite.com.

Sincerely,

Harvey Merson

President

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

December 31, 2018

Unaudited

Investment Category of Underlying Funds

(as a % of Fund net assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
Vanguard Small Cap Value Index Adm Class	8.2	Vanguard Tax-Managed Small Cap Adm Class	9.5	Virtus KAR Small-Cap Growth Class I	10.0
		PIMCO StocksPLUS Small Fund Class I	8.2	T. Rowe Price New Horizons	6.7
		Columbia Small Cap Index Class I2	6.3	Alger Small Cap Focus Class I	5.4
		Wasatch Small Cap Value Class I	5.8	T. Rowe Price QM US Small Cap Gr Equity	4.3
		Westwood SmallCap Class I	3.2

Short-Term Securities and Other Assets – 32.4%

Percentage of mutual fund net assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
18%	29%	53%

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

December 31, 2018

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2008 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index measures the performance of the small-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended December 31, 2018
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	-10.56%	1.82%	9.79%
Russell 2000 Index	-11.01%	4.41%	11.97%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

December 31, 2018

Mutual Funds (67.6%)	Shares	Value

Virtus KAR Small-Cap Growth Class I	20,845	$ 616,803
Vanguard Tax-Managed Small Cap Adm Class	10,536	586,830
PIMCO StocksPLUS Small Fund Class I	61,357	508,650
Vanguard Small Cap Value Index Adm Class	10,356	507,531
T. Rowe Price New Horizons	8,632	416,058
Columbia Small Cap Index Class I2	18,634	391,323
Wasatch Small Cap Value Class I	54,151	359,560
Alger Small Cap Focus Class I	19,147	333,542
T. Rowe Price QM US Small Cap Gr Equity	8,500	264,860
Westwood SmallCap Class I	14,000	193,620

Total Mutual Funds (Cost $ 3,934,745)		4,178,777

Short-Term Securities (31.8%)

Fidelity Institutional Money Market Class I 2.25% * (Cost $ 1,967,127)		1,967,127

Total Short-Term Securities		1,967,127

Total Investments in Securities (Cost $ 5,901,872) (99.4%)		6,145,904

Other Assets (0.6%)		38,815

Net Assets (100%)		$ 6,184,719

* Variable rate security; the rate shown represents the 7 day yield at December 31, 2018.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

December 31, 2018

Assets

Investments in securities at value (Cost $ 5,901,872)	$ 6,145,904
Cash	38,815

Total Assets	6,184,719

Liabilities

Total Liabilities	-

Net Assets	$ 6,184,719

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 933,317)	$ 5,507,313
Distributable earnings	677,406

Net Assets	$ 6,184,719

Net asset value per share	$ 6.63

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Year Ended December 31, 2018

Investment income
Dividend income from underlying funds	$ 36,755
Interest income from underlying funds	13,976
Interest income from money market	5,776
Total investment income	56,507

Expenses
Investment advisory fees	72,482
Administrative service fees	18,120
Total expenses	90,602

Net investment loss	(34,095)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	322,438
Net realized gain from investments	110,936
Net change in unrealized depreciation on investments	(1,139,122)
Net realized and unrealized loss on investments	(705,748)

Net decrease in net assets resulting from operations	$ (739,843)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2018 and 2017

	2018	2017
Increase in net assets from operations
Net investment loss	$ (34,095)	$ (26,870)
Capital gain distributions from underlying funds	322,438	192,966
Net realized gain from investments	110,936	-
Net change in unrealized appreciation/(depreciation) on investments	(1,139,122)	602,972
Net increase/(decrease) in net assets resulting from operations	(739,843)	769,068

Distributions to shareholders from:
Net investment income	-	-
Realized gains	(174,932)	(344,167)
Total distributions	(174,932)	(344,167)

Capital share transactions (note 5)	101,761	282,131
Total increase/(decrease)	(813,014)	707,032

Net assets at beginning of year	6,997,733	6,290,701
Net assets at end of year	$ 6,184,719	$ 6,997,733

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Underlying Fund Diversification

December 31, 2018

Unaudited

Investment Category of Underlying Funds

(as a % of Fund net assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
DoubleLine Shiller Enhanced CAPE Class I	6.3	Vanguard Tax-Managed Capital App Adm Class	6.1	Akre Focus Class I	7.0
PIMCO RAE Fundamental Plus Class I	5.0	Glenmede Quant US Large Cap Core Equity	5.9	Shelton Nasdaq-100 Index Direct	5.3
Dodge & Cox Stock	4.3	Primecap Odyssey Stock	5.8	Loomis Sayles Growth Class Y	4.9
		T. Rowe Price Dividend Growth	5.3	T. Rowe Price Global Technology	3.9
		Gotham Index Plus Class I	4.4	T. Rowe Price Blue Chip Growth	3.6
				Fidelity Select Medical Tech & Devices	3.5
				Principal Blue Chip Class I	3.4

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
				Primecap Odyssey Aggressive Growth	6.7

Short-Term Securities and Other Assets – 18.6%

Percentage of mutual fund net assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
24%	30%	46%

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

December 31, 2018

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2008 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended December 31, 2018
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Fund of Funds	-8.13%	4.24%	9.96%
Russell 1000 Index	-4.78%	8.21%	13.28%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

December 31, 2018

Mutual Funds (81.4%)	Shares	Value

Akre Focus Class I	23,725	$ 823,032
Primecap Odyssey Aggressive Growth	20,344	779,169
DoubleLine Shiller Enhanced CAPE Class I	57,390	736,884
Vanguard Tax-Managed Capital App Adm Class	5,565	713,949
Glenmede Quant US Large Cap Core Equity	29,257	690,464
Primecap Odyssey Stock	23,604	679,094
T. Rowe Price Dividend Growth	15,003	622,171
Shelton Nasdaq-100 Index Direct	39,886	617,841
PIMCO RAE Fundamental Plus Class I	93,392	582,767
Loomis Sayles Growth Class Y	39,936	571,086
Gotham Index Plus Class I	37,578	514,825
Dodge & Cox Stock	2,910	502,929
T. Rowe Price Global Technology	37,538	457,958
T. Rowe Price Blue Chip Growth	4,388	421,369
Fidelity Select Medical Tech & Devices	8,606	406,799
Principal Blue Chip I	19,950	402,793

Total Mutual Funds (Cost $ 8,500,000)		9,523,130

Short-Term Securities (18.3%)

Fidelity Institutional Money Market Class I, 2.25% * (Cost $ 2,144,900)		2,144,900

Total Short-Term Securities (Cost $ 2,144,900)		2,144,900

Total Investments in Securities (Cost $ 10,644,900) (99.7%)		11,668,030

Other Assets (0.3%)		31,438

Net Assets (100%)		$ 11,699,468

* Variable rate security; the rate shown represents the 7 day yield at December 31, 2018.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Assets and Liabilities

December 31, 2018

Assets

Investments in securities at value (Cost $ 10,644,900)	$ 11,668,030
Cash	31,438

Total Assets	11,699,468

Liabilities

Total Liabilities	-

Net Assets	$ 11,699,468

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,897,650)	$ 10,253,907
Distributable earnings	1,445,561

Net Assets	$ 11,699,468

Net asset value per share	$ 6.16

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Operations

For The Year Ended December 31, 2018

Investment income
Dividend income from underlying funds	$ 123,195
Interest income from money market	14,016
Total investment income	137,211

Expenses
Investment advisory fees	131,185
Administrative service fees	32,796
Total expenses	163,981

Net investment loss	(26,770)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	685,535
Net realized loss from investments	(263,104)
Net change in unrealized depreciation on investments	(1,443,389)
Net realized and unrealized loss on investments	(1,020,958)

Net decrease in net assets resulting from operations	($1,047,728)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2018 and 2017

	2018	2017
Increase in net assets from operations
Net investment Income/(loss)	$ (26,770)	$ 5,406
Capital gain distributions from underlying funds	685,535	399,051
Net realized loss from investments	(263,104)	-
Net change in unrealized appreciation/(depreciation) on investments	(1,443,389)	1,779,532
Net increase/(decrease) in net assets resulting from operations	(1,047,728)	2,183,989

Distributions to shareholders from:
Net investment income	(100,198)	-
Realized gains	(304,259)	(234,270)
Total distributions	(404,457)	(234,270)

Capital share transactions (note 5)	457,902	(143,768)
Total increase/(decrease)	(994,283)	1,805,951

Net assets at beginning of year	12,693,751	10,887,800
Net assets at end of year	$ 11,699,468	$ 12,693,751

MH Elite Portfolio of Funds Trust

The accompanying notes are integral part of these financial statements.

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

December 31, 2018

Unaudited

Investment Category of Underlying Funds

(as a % of Fund net assets)

Foreign Develop Markets	%	Diversified Emerging Markets	%	Natural Resources	%
MFS International Value Class I	7.8	Oppenheimer Developing Markets Class Y	6.3	Vanguard Materials Index Adm Class	3.9
Oppenheimer International Small-Mid Co. Class Y	7.1	Baron Emerging Markets Retail Class	5.3	AllianzGl Global Water Class I	3.5
PIMCO StocksPLUS Intl (USD-Hedged) Class I	6.5	T. Rowe Price Emerging Markets Stock	4.5	Fidelity Select Chemicals Portfolio	3.4
Oakmark International Inv Class	5.5

Global Real Estate	%	World Stock	%	Japan Stock	%
Cohen & Steers Real Estate Securities Class I	3.9	Vanguard Global Minimum Volatility Adm Class	4.4	Hennessy Japan Small Cap Inv Class	3.5
MFS Global Real Estate R6	3.5	Lazard Global Listed Infrastructure Class I	3.8

Short-Term Securities and Other Assets – 27.1%

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

December 31, 2018

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. MSCI ACWI ex USA Investable Market Index

30,000
25,000
20,000
15,000
10,000
5,000
0
DOLLARS
MSCI ACWI
EX USA IMI
$20,498
MH Elite Select
Portfolio of Funds
$15,952
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
MH Elite Select Portfolio of Funds
MSCI ACWI ex USA IMI

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2008 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the MSCI ACWI EX USA Investable Market Index (IMI) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The MSCI ACWI EX USA IMI is taken from published sources and was not examined by our auditors. The MSCI ACWI EX USA IMI captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 23 Emerging Markets countries.

Total Returns for the Periods Ended December 31, 2018
	Average Annual
	1 Year	5 Year	10 Year
MH Elite Select Portfolio of Funds	-15.55%	-0.27%	4.78%
MSCI ACWI EX USA IMI Index	-14.35%	1.30%	7.44%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

December 31, 2018

Mutual Funds (72.9%)	Shares	Value

MFS International Value Class I	9,983	$ 393,941
Oppenheimer International Small-Mid Co. Class Y	8,985	360,288
PIMCO StocksPLUS Intl (USD Hedged) Class I	46,446	328,840
Oppenheimer Developing Markets Class Y	8,534	320,778
Oakmark International Inv Class	13,707	280,435
Baron Emerging Markets Retail Class	21,742	270,688
T. Rowe Price Emerging Markets Stock	6,104	228,699
Vanguard Global Minimum Volatility Adm Class	9,061	224,714
Vanguard Materials Index Adm Class	3,535	199,678
Cohen & Steers Real Estate Securities Class I	13,777	198,795
Lazard Global Listed Infrastructure Class I	14,255	192,583
MFS Global Real Estate R6	12,203	179,256
Hennessy Japan Small Cap Inv Class	13,098	176,424
AllianzGI Global Water Class I	13,584	176,190
Fidelity Select Chemicals	14,303	174,636

Total Mutual Funds (Cost $ 3,509,452)		3,705,945

Short-Term Securities (26.8%)

Fidelity Institutional Money Market Class I, 2.25% * (Cost $ 1,360,462)		1,360,462

Total Short-term Securities (Cost $ 1,360,462)		1,360,452

Total Investments in Securities (Cost $ 4,869,914) (99.7%)		5,066,407

Other Assets (0.3%)		16,834

Net Assets (100%)		$ 5,083,241

* Variable rate security; the rate shown represents the 7 day yield at December 31, 2018.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

December 31, 2018

Assets

Investments in securities at value (Cost $ 4,869.914)	$ 5,066,407
Cash	16,834

Total Assets	5,083,241

Liabilities
Total Liabilities	-

Net Assets	$ 5,083,241

Analysis of Net Assets:
Capital Stock, no par (issued and outstanding – 984,039)	$ 4,782,890
Distributable earnings	300,351

Net Assets	$ 5,083,241

Net asset value per share	$ 5.17

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Operations

For The Year Ended December 31, 2018

Investment income
Dividend income from underlying funds	$ 81,361
Interest income from money market	4,291
Total investment income	85,652

Expenses
Investment advisory fees	57,933
Administrative service fees	14,483
Total expenses	72,416

Net investment income	13,236

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	163,416
Net realized loss from investments	(92,252)
Net change in unrealized depreciation on investments	(1,027,057)
Net realized and unrealized loss on investments	(955,893)

Net decrease in net assets resulting from operations	$ (942,657)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2018 and 2017

	2018	2017
Increase in net assets from operations
Net investment income	$ 13,236	$ 36,615
Capital gain distributions from underlying funds	163,416	83,781
Net realized gain/(loss) from investments	(92,252)	41,896
Net change in unrealized appreciation/(depreciation) on investments	(1,027,057)	949,318
Net increase/(decrease) in net assets resulting from operations	(942,657)	1,111,610

Distributions to shareholders from:
Net investment income	(58,149)	-
Realized gains	(84,686)	(147,229)
Total distributions	(142,835)	(147,229)

Capital share transactions (note 5)	244,747	(211,606)
Total increase/(decrease)	(840,745)	752,775

Net assets at beginning of year	5,923,986	5,171,211
Net assets at end of year	$ 5,083,241	$ 5,923,986

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Underlying Fund Diversification

December 31, 2018

Unaudited

Investment Category of Underlying Funds

(as a % of Fund net assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
Frost Total Return Bond Inv Class	5.2	Guggenheim Total Return Bond Class P	4.4	PIMCO Income Class I	4.7
Virtus Newfleet Multi-Sector Short Term Bond Class I	4.2	PIMCO Investment Grade Credit Bond Class I	4.4	AlphaCentric Income Opportunities Class I	3.5
		Payden Corporate Bond	4.3	Lord Abbett Bond Debenture Class R6	3.3
		Western Asset Core Plus Bond Class Fl	3.4
		DoubleLine Total Return Bond Class I	2.7

Emerging Markets Bond	%	World/Global Bond	%	High Yield Bond	%
Fidelity New Markets Income	3.6	PIMCO International Bond (USD – Hedged) Class I	4.4	Artisan High Income Advisor	4.1
Goldman Sachs Emerging Markets Debt Inv Class	3.1	T Rowe Price Global Multi-Sector Bond Inv Class	4.2	Fidelity Capital & Income	3.6

Bank Loan	%	Preferred Stock	%	Utilities	%
Oppenheimer Senior Floating Rate Class Y	3.4			Vanguard Utilities Index Adm Class	4.4
Credit Suisse Floating Rate High Income Class I	3.3

Income from Stock Dividends	%	Asset Allocation	%	Convertible Securities	%
Vanguard High Dividend Yield Index Inv Class	4.2	Nuveen NWQ Flexible Income Class I	4.1	Columbia Convertible Securities Class I3	4.5
Fidelity Strategic Dividend and Income	3.8

Short-Term Securities and Other Assets – 8.8%

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

December 31, 2018

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Barclays Capital Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on August 15, 2011, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Barclays Capital Aggregate Bond Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors.  The Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Total Returns for the Periods Ended December 31, 2018
	Average Annual
	1 Year	5 Year	Since inception (8/15/2011)
MH Elite Income Fund of Funds	-3.23%	1.56%	2.04%
Barclays Capital Aggregate Bond Index	0.01%	2.52%	2.44%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

December 31, 2018

Mutual Funds (91.2%)	Shares	Value

Frost Total Return Bond Inv Class	28,760	$ 293,354
PIMCO International Bond (USD Hedged) Class I	25,485	271,159
PIMCO Income Class I	22,567	266,520
Columbia Convertible Securities Class I3	13,401	255,561
Vanguard Utilities Index Adm Class	4,196	248,136
PIMCO Investment Grade Credit Bond Class I	24,896	246,717
Guggenheim Total Return Bond Class P	9,247	245,601
Payden Corporate Bond	22,719	240,820
T Rowe Price Global Multi-Sector Bond Inv Class	21,796	238,448
Virtus Newfleet Multi-Sector Short Term Bond Class I	51,594	236,816
Vanguard High Dividend Yield Index Inv Class	7,612	235,054
Nuveen NWQ Flexible Income Class I	11,690	232,752
Artisan High Income Advisor Class	25,432	232,706
Fidelity Strategic Dividend & Income	15,974	215,016
Fidelity Capital and Income	22,272	202,007
Fidelity New Markets Income	14,084	200,980
AlphaCentric Income Opportunities Class I	16,038	195,188
Western Asset Core Plus Bond Class FI	17,352	194,511
Oppenheimer Senior Floating Rate ClassY	24,661	189,396
Credit Suisse Floating Rate High Income Class I	28,732	188,196
Lord Abbett Bond Debenture Class R6	25,000	185,750
Goldman Sachs Emerging Market Debt Inv Class	15,355	175,201
Doubleline Total Return Bond Fund Class I	14,453	150,605

Total Mutual Funds (Cost $ 5,270,000)		5,140,494

Short-Term Securities (7.8%)

Fidelity Institutional Money Market Class I, 2.25% * (Cost $ 439,996)		439,996

Total Short-term Securities (Cost $ 439,996)		439,996

Total Investments in Securities (Cost $ 5,709,996) (99.0%)		5,580,490

Other Assets (1.0%)		57,861

Net Assets (100%)		$ 5,638,351

* Variable rate security; the rate shown represents the 7 day yield at December 31, 2018.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

December 31, 2018

Assets

Investments in securities at value (Cost $ 5,709,996)	$ 5,580,490
Cash	57,861

Total Assets	5,638,351

Liabilities

Total Liabilities	-

Net Assets	$ 5,638,351

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,135,713)	$ 5,819,448
Distributable Income	(181,097)

Net Assets	$ 5,638,351

Net asset value per share	$ 4.96

.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Operations

For The Year Ended December 31, 2018

Investment income
Dividend income from underlying funds	$ 57,829
Interest Income from underlying funds	140,480
Interest income from money market	9,603
Total investment income	207,912

Expenses
Investment advisory fees	57,945
Administrative service fees	14,486
Total expenses	72,431

Net investment income	135,481

Realized and unrealized gain (loss) on investments
Capital gain distributions from underlying funds	32,339
Net realized loss from investments	(54,744)
Net change in unrealized depreciation on investments	(302,530)
Net realized and unrealized loss on investments	(324,935)

Net decrease in net assets resulting from operations	$ (189,454)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2018 and 2017

	2018	2017
Increase in net assets from operations
Net investment income	$ 135,481	$ 112,356
Capital gain distributions from underlying funds	32,339	15,267
Net realized gain/(loss) from investments	(54,744)	7,466
Net change in unrealized appreciation/(depreciation) on investments	(302,530)	132,042
Net increase/(decrease) in net assets resulting from operations	(189,454)	267,131

Distributions to shareholders from:
Net investment income	(112,356)	(81,904)
Realized gains	-	-
Total distributions	(112,356)	(81,904)

Capital share transactions (note 5)	293,946	768,878
Total increase/(decrease)	(7,864)	954,105

Net assets at beginning of period	5,646,215	4,692,110
Net assets at end of period	$ 5,638,351	$ 5,646,215

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Small Cap Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

b)

Total return assumes reinvestment of dividends.

c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Select Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Effective May 1, 2014 the management fee for Select Portfolio of Funds was reduced from 1.75% to 1.00%.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Income Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements

December 31, 2018

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation -  All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2018

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is recognized on an accrual basis when earned.

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

Reclassifications: Certain Funds recorded a permanent book tax difference in its capital account of reclassifying net investment loss to paid-in-capital and in certain circumstances realized gains at December 31, 2018. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2018 the net investment losses for the following Fund is:

Small Cap Fund - $34,095               Fund of Funds - $26,770

Cash and Cash Equivalents:  The Fund maintains its cash in an account at a custodian bank, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and believes it is not exposed to any significant credit risk on its cash deposits.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2018

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Advisory Fees	1.00%	1.00%	1.00%	1.00%
Distribution (and/or Service) (12b-1) Fees	None	None	None	None
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.07% to 1.72% of average net assets.

For the period ended December 31, 2018 the advisory fees for each Fund were:

MH Elite Small Cap Fund of Funds	$72,482
MH Elite Fund of Funds	$131,185
MH Elite Select Portfolio of Funds	$57,933
MH Elite Income Fund of Funds	$57,945

For the period ended December 31, 2018 administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$18,210
MH Elite Fund of Funds	$32,796
MH Elite Select Portfolio of Funds	$14,483
MH Elite Income Fund of Funds	$14,486

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2018

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended December 31, 2018 aggregated for each Fund were:

	Purchases	Sales
MH Elite Small Cap Fund of Funds	$4,110,000	$5,276,191
MH Elite Fund of Funds	$4,400,000	$4,711,896
MH Elite Select Portfolio of Funds	$1,905,000	$2,776,854
MH Elite Income Fund of Funds	$1,440,000	$895,256

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At December 31, 2018, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund were:

	Appreciation	Depreciation	Net Unrealized Appreciation/(Depreciation)
MH Elite Small Cap Fund of Funds	$459,608	$215,576	$244,032
MH Elite Fund of Funds	$1,301,049	$277,919	$1,023,130
MH Elite Select Portfolio of Funds	$337,260	$140,767	$196,493
MH Elite Income Fund of Funds	$118,751	$248,257	$(129,506)

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2018

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The components of distributable earnings on a tax basis for each Fund were:

For the year ended December 31, 2018

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$-	$13,236	$135,481
Undistributed long-term capital gain	$433,374	$422,431	$90,622	$-
Capital loss carry forwards	$-	$-	$-	$(187,072)
Unrealized appreciation/(depreciation)	$244,032	$1,023,130	$196,493	$(129,506)
Total distributable earnings	$677,406	$1,445,561	$300,351	$(181,097)

For the year ended December 31, 2017

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$100,198	$58,149	$112,356
Undistributed long-term capital gain	$174,932	$304,259	$104,143	$-
Capital loss carry forwards	$-	$-	$-	$164,667
Unrealized appreciation	$1,383,154	$2,466,519	$1,223,550	$173,024
Total distributable earnings	$1,558,086	$2,870,976	$1,327,693	$450,047

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2018

4.      INCOME TAXES (Continued)

At December 31, 2018, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 8, 2019 with an ex and pay date of January 9, 2019.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income	$-	$-	$-	$-
Short Term Capital Gain	$-	$-	$-	$-
Long Term Capital Gain	$433,374	$0.464337	$422,431	$0.223397

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income	$13,236	$0.013456	$135,481	$0.119291
Short Term Capital Gain [1]	$-	$-	$-	$-
Long Term Capital Gain	$90,622	$0.092127	$-	$-

1 For Federal income tax purposes - short term realized gains are treated as ordinary income.

For Federal income tax purposes - Capital loss carry forwards represent realized losses of the Funds that may be carried forward indefinitely and applied against future gains. As of December 31, 2018, the Funds capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Indefinitely:
Short term	$-	$-	$-	$ 13,915
Long term	$-	$-	$-	$ 173,157
Total	$-	$-	$-	$ 187,072

The Funds’ recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2015-2017) or expected to be taken in the Funds’ 2018  tax returns. The Funds’ identify their major tax jurisdictions as U.S. federal where the Funds’ make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2018

5.

CAPITAL SHARE TRANSACTIONS

As of December 31, 2018, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

MH Elite Small Cap Fund of Funds
	For the year ended December 31, 2018		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares Sold	37,180	$ 288,877	46,896	$ 332,676
Shares issued in reinvestment of distributions	23,200	174,932	50,317	344,167
	60,380	463,809	97,213	676,843
Shares redeemed	(48,070)	(362,048)	(55,470)	(394,712)
Net Increase/(Decrease)	12,310	$ 101,761	41,743	$ 282,131

MH Elite Fund of Funds
	For the year ended December 31, 2018		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares Sold	98,144	$ 683,474	71,538	$ 453,511
Shares issued in reinvestment of distributions	58,617	404,457	39,978	234,270
	156,761	1,087,931	111,516	687,781
Shares redeemed	(93,139)	(630,029)	(131,571)	(831,549)
Net Increase	63,622	$ 457,902	(20,055)	$ (143,768)

	MH Elite Select Portfolio of Funds
	For the year ended December 31, 2018		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares Sold	61,410	$ 367,931	92,769	$ 537,971
Shares issued in reinvestment of distributions	22,817	142,835	28,044	147,229
	84,227	510,766	120,813	685,200
Shares redeemed	(45,402)	(266,019)	(150,731)	(896,806)
Net Increase/(decrease)	38,825	$ 244,747	(29,918)	$ (211,606)

	MH Elite Income Fund of Funds
	For the year ended December 31, 2018		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares Sold	462,422	$ 2,345,704	169,871	$ 879,569
Shares issued in reinvestment of distributions	21,902	112,356	16,447	81,904
	484,324	2,458,060	186,318	961,473
Shares redeemed	(427,435)	(2,164,114)	(37,376)	(192,595)
Net Increase	56,889	$ 293,946	148,942	$ 768,878

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2018

6.

SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee.  The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Funds utilize published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

    Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

    Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2018

6.

SECURITIES VALUATIONS (Continued)

Mutual Funds. Investments in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds.  These securities will be categorized as Level 1 securities.

The following is a summary of the inputs used to value each Fund’s net assets as of December 31, 2018:

The Funds’ investment category is mutual funds and short-term securities:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$ 6,145,904	$ 11,668,030	$ 5,066,407	$ 5,580,490
Level 2	-	-	-	-
Level 3	-	-	-	-
Total	$ 6,145,904	$ 11,668,030	$ 5,066,407	$ 5,580,490

The Funds did not hold any Level 3 investments during the year ended December 31, 2018.  The Funds did not hold any derivative instruments at any time during the year ended December 31, 2018. There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

7.     INDEMNIFICATIONS

In the normal course of business, the Funds’ enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred. The Funds’ expect the risk of loss to be remote.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

   of MH Elite Portfolio of Funds Trust.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of MH Elite Small Cap Fund of Funds (“Small Cap”), MH Elite Fund of Funds (“Fund of Funds”), MH Elite Select Portfolio of Funds (“Select”) and MH Elite Income Fund of Funds (“Income”), (each a series of MH Elite Portfolio of Funds Trust), (collectively the “Funds”) including the schedule of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”) and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of December 31, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2007

Abington, Pennsylvania

February 26, 2019

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

December 31, 2018

Unaudited

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.  For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds this would be for the fiscal quarters ending March 31 and September 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds, and MH Elite Income Fund of Funds Forms N-Q will be available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-318-7969.

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION – (Continued)

December 31, 2018

Unaudited

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2018 through December 31, 2018.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, third and/or fourth line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During the Period July 1, 2018 to December 31, 2018 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$ 838	$5.79	(b)
Actual – MH Elite Fund of Funds	$1,000	$ 902	$5.99	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$ 872	$5.90	(b)
Actual – MH Elite Income Fund of Funds	$1,000	$ 982	$6.24	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.36

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.07% to 1.72% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

MH Elite Portfolio of Funds Trust

BOARD OF TRUSTEES INFORMATION

December 31, 2018

 Unaudited

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, by calling 1-800-318-7969.   Each Trustee may be contacted by writing to the Trustee c/o MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

All independent and interested Trustees serve on the Board of Trustees of each Fund.

Name,Address, and Age	Trustee Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
INDEPENDENT TRUSTEES (c)
Tom Bontempo 114 Shady Lane Randolph, NJ 07869 54	Independent Trustee	One Year, Since 7-1-2016	JD Power and Associates Vice President Service Industry Sales, previously, Alliance and Partnership Solutions, Senior Vice President	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 73	Independent Trustee, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 50	Independent Trustee	One Year, Since 9-1-2003	Holborn Corporation Senior Vice President; previously, American International Group, Inc. Head Information Analytics Actuary	4	None
INTERESTED TRUSTEES
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 63	Interested Trustee, Vice-President	One Year, Since 7-31-1998	MH Investment Management, Inc., Vice President	N/A	None
Vincent Rettino (b) 625 Downer Street Westfield, NJ 07090 43	Interested Trustee	One Year, Since 10-31-2008	Union NJ School District Vice Principal MH Investment Management Research Assistant	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

(c)

Each trustee, if any, who is not an “interested trustee” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees by the Adviser.  The Chairman of the Board of Trustees is paid an additional $125 annually per Fund.  Neither the interested Trustees nor any officer of the Funds receives any compensation from the Funds.

MH Elite Portfolio of Funds Trust

BOARD OF TRUSTEES INFORMATION – (Continued)

December 31, 2018

Unaudited

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 67	President and Chief Compliance Officer	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 63	Vice President, Chief Information Officer and Trustee	Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None

Board Approval of Investment Advisory Agreement

The Investment Company Act of 1940 (the ‘Act’) requires that the Investment Advisory Agreement be approved annually by a vote of a majority of the Board of Trustees and including a majority of the Trustees who are considered Independent Trustees as defined by the Act. A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with MH Investment Management, Inc. (the current advisor) occurred at the Board meeting on November 14, 2019. Matters considered by the Board of Trustees in order to approve the investment advisory contract included, but were not limited to:

1.

The Board considered the benefit to shareholders of investing in a fund of funds,

2.

The nature, extent and quality of the services to be provided by the Investment Adviser,

3.

Investment performance,

4.

Compensation to the Adviser and an analysis of the Adviser's profitability with respect to the fund,

5.

Possible conflicts of interest between the Funds and the Adviser,

6.

Brokerage and portfolio transactions,

7.

Overall fund expenses and expense ratios based on information provided.  The Board also considered that the Funds' fee structure was competitive with the funds with similar investment goals and strategies,

8.

Sales and redemptions of Fund shares.

Based on its evaluation of all material factors, the Board, including the non-interested Trustees, concluded that the advisory fee structures are fair and reasonable, and that the investment advisory contract was unanimously approved.  The investment advisory contact with MH Investment Management Inc. approved at the Board meeting on November 14, 2019 is effective for the period January 1, 2019 through December 31, 2019.

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Annual Report

to

Shareholders

December 31, 2018

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 2. Code of Ethics

As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer.  A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees confirms that the Registrant has in position, an Audit Committee Financial Expert, serving on its audit committee.  Howard Samms has been a Registrant Director/Trustee since 1997 and Chairman of the Board for the last 12 years.  Retired from Johnson & Johnson in 2005, Howard held the position of Executive Director - Finance for the last 10 of a 30 year career.  Major responsibilities included operational audits of customers' contract compliance and performance  Howard has been determined to be an audit committee financial expert and is "independent" within the meaning of item 3(a)(2) of Form N-CSR

Item 4. Principal Accountant Fees and Services

The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

	Fiscal Year Ended December 31,
Fees	2018	2017
Audit Fees	$25,115	$24,000
Audit-Related	0	0
Tax Fees	4,600	4,100
All Other Fees	0	0
Total	$29,715	$28,100

Item 5.  Audit Committee of Listed Registrants

Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  Investments

(a)

Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES.  Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS.  There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13.   Exhibits

The following exhibits are attached to this Form N-CSR:

     Exhibit 10(a)Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1)  Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c) Certification of Chief Executive Office and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds

By /s/Harvey Merson

     Harvey Merson

     President (Principal Executive Officer)

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeff Holcombe

      Jeff Holcombe

      Vice President (Principal Financial Officer)

Date: February 28, 2019